Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Equity investments	$ 21,137	$ 11,017
Share of income (loss) for the year	$ 11,987	5,018	$ 2,083
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Equity investments	$ 10,291	4,761
Share of income (loss) for the year	$ 10,412	3,070	3,971
Apis Assay Technologies Ltd
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ 3,713	1,940
Share of income (loss) for the year	$ 1,773	1,221	(51)
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Equity investments	$ 3,669	1,545
Share of income (loss) for the year	$ (264)	630	(330)
Suzhou Fuda Business Management and Consulting Partnership
Schedule of Investments [Line Items]
Ownership percentage	33.67%
Equity investments	$ 2,832	3,301
Share of income (loss) for the year	$ 0	0	0
Actome GmbH
Schedule of Investments [Line Items]
Ownership percentage	12.50%
Equity investments	$ 1,045	0
Share of income (loss) for the year	$ (31)	0	0
Hombrechtikon Systems Engineering AG
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ (413)	(530)
Share of income (loss) for the year	$ 97	97	(1,124)
MAQGEN Biotechnology Co., Ltd
Schedule of Investments [Line Items]
Ownership percentage	40.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ 0	$ (383)